Real Estate (Tables)	12 Months Ended
Dec. 31, 2014
Real Estate [Abstract]
Aggregate purchase price of the acquisitions
During the year ended December 31, 2014, the Company acquired 15 properties from unaffiliated parties. The aggregate purchase price of the acquisitions was $684.7 million as shown below. Also, as discussed in Note 4, Investments, the Company acquired an 80% noncontrolling interest in a data center located in Ashburn, Virginia, with an initial investment of $68.4 million, which is included in investments in unconsolidated entities on the accompanying consolidated balance sheet. The gross acquisition value of the property acquired by the unconsolidated joint venture was $187.5 million, including closing costs, which was partially financed with debt of $102.0 million.

Property	Location	Tenant/Major Lessee	Acquisition Date	Purchase Price	Square Feet	Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	KeyBank Credit Facility (2)	Mortgage Debt (3)	Year of Lease Expiration (for Major Lessee)	2015 Annualized Net Rent (4) (unaudited)
Caterpillar	Joliet, IL	Caterpillar, Inc.	1/7/2014	$57,000	1,380,070	$1,710	$56,900	—	2018	$6,034
DigitalGlobe	Westminster, CO	Digital Globe, Inc. (5)	1/14/2014	92,000	430,000	2,760	92,000	—	2030	6,343
Waste Management	Phoenix, AZ	Waste Management of AZ	1/16/2014	22,825	131,850	685	—	—	2023	1,862
BT Infonet	El Segundo, CA	Infonet Services Corporation	2/27/2014	52,669	157,000	1,580	—	—	2021	4,215
Wyndham Worldwide	Parsippany, NJ	Wyndham Worldwide Operations, Inc.	4/23/2014	96,600	249,400	2,898	—	—	2029	6,362
Ace Hardware	Oak Brook, IL	Ace Hardware Corporate HQ	4/24/2014	37,000	206,000	1,110	—	23,843	2024	2,833
Equifax I	St. Louis, MO	Equifax, Inc.	5/20/2014	14,200	94,000	426	—	—	2023	1,081
American Express	Phoenix, AZ	American Express Travel Related Services Co.	5/22/2014	51,000	337,400	1,530	—	—	2019	3,865
SoftBank	San Carlos, CA	SoftBank Regional HQ	5/28/2014	90,100	207,900	2,703	—	—	2020	5,953
Vanguard	Charlotte, NC	The Vanguard Group, Inc.	6/19/2014	33,200	224,600	996	—	—	2024	2,435
Parallon	Largo (Tampa Bay), FL	Parallon Business Performance Group	6/25/2014	17,235	83,200	517	—	—	2025	1,206
TW Telecom	Lone Tree, CO	tw telecom holdings inc.	8/1/2014	43,000	166,700	1,290	—	21,500	2024	2,927
Equifax II	Earth City, MO	Equifax, Inc.	10/1/2014	13,916	99,300	417	—	—	2024	1,059
Mason I (6)	Mason, OH	Community Insurance Company	11/7/2014	22,500	213,000	675	—	—	2026	1,573
Wells Fargo	Charlotte, NC	Wells Fargo Bank, N.A.	12/15/2014	41,486	155,600	1,245	—	—	2025	2,680
				$684,731	4,136,020	$20,542	$148,900	$45,343		$50,428

(1)
The Advisor is entitled to receive acquisition fees equal to 2.5% and acquisition expense reimbursement of up to 0.5% of the contract purchase price for each property acquired. The total is included in acquisition fees and expenses to affiliates on the consolidated statements of operations. As of December 31, 2014, the Company had incurred approximately $4.5 million in acquisition fees and reimbursable expenses related to the 80% interest investment in the Digital Realty joint venture.

(2)	Represents borrowings from the KeyBank Credit Facility discussed in Note 5, Debt. Any remaining purchase price was funded with net proceeds raised in the Follow-On Offering.

(3)
Represents loan assumption related to the Ace Hardware property (the "Ace Hardware Mortgage Loan") and the mortgage debt obtained to partially fund the acquisition of the TW Telecom property. See Note 5, Debt.

(4)
Net rent is based on (1) the contractual rental payments assuming the lease requires the tenant to reimburse the Company for certain operating expenses; or (2) contractual rental payments less certain operating expenses that are the responsibility of the Company for the 12-month period subsequent to December 31, 2014 and includes assumptions that may not be indicative of the actual future performance of a property, including the assumption that the tenant will perform its obligations under its lease agreement during the next 12 months. Total base rental income received for the Equifax II, Mason I, and Wells Fargo properties for the year ended December 31, 2014 was $0.4 million, $0.2 million, and $0.1 million, based on an acquisition date of October 1, 2014, November 7, 2014, and December 15, 2014, respectively.

(5)	The DigitalGlobe property is leased entirely to the previous owner, Avaya, Inc., through June 2015, immediately after which a lease with DigitalGlobe, Inc. will commence.

(6)
Approximately $0.7 million of affiliated acquisition fees and acquisition expense reimbursement and $0.1 million of non-affiliated acquisition expenses were allocated between land and building as the property was acquired in a sale-leaseback transaction.

During the year ended December 31, 2013, the Company acquired 28 properties from unaffiliated parties, of which 18 were acquired as part of the Investment Grade Portfolio on November 5, 2013. The aggregate purchase price of the acquisitions was $851.3 million as shown below.

Property	Location	Tenant/Major Lessee	Acquisition Date	Purchase Price	Square Feet	Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	Keybank Credit Facility (2)	Keybank Term Loan (2)	Other Debt Financing (2)	Year of Lease Expiration (for Major Lessee)	2015 Annualized Net Rent (3) (unaudited)
Comcast	Greenwood Village, CO	Comcast Cable Holdings, LLC	1/11/2013	$27,000	157,300	$810	$16,200	$—	$10,365	2021	$2,337
Boeing	Renton, WA	The Boeing Company	2/15/2013	12,000	70,100	360	6,600	—	—	2017	1,011
Schlumberger	Houston, TX	Schlumberger Technology Corporation	5/1/2013	48,750	149,700	1,462	20,300	—	—	2024	3,073
UTC	Charlotte, NC	United Technologies Corporation ("UTC")	5/3/2013	39,188	198,900	1,176	16,300	—	14,500	2025	2,618
Avnet	Chandler, AZ	Avnet, Inc.	5/29/2013	32,462	231,400	974	21,500	—	3,250	2018	2,758
Cigna	Phoenix, AZ	Connecticut General Life Insurance Company	6/20/2013	54,500	232,600	1,635	48,300	—	5,700	2023	3,706
Nokia	Arlington Heights, IL	Nokia Solutions & Networks	8/13/2013	29,540	214,200	886	17,100	—	—	2025	2,231
Verizon	Warren, NJ	Cellco Partnership d/b/a Verizon Wireless	10/3/2013	40,000	210,500	1,200	24,000	—	—	2020	3,439
Fox Head	Irvine, CA	Fox Head, Inc.	10/29/2013	27,250	81,600	817	27,700	—	—	2027	1,898
Coca-Cola Refreshments	Atlanta, GA	Coca-Cola Refreshments USA	11/5/2013	56,700	315,900	(4)	—	30,394	—	2018	4,814
Atlanta Wildwood	Atlanta, GA	Hyundai Capital USA/BlueLinx	11/5/2013	28,000	250,000	(4)	—	33,303	—	2019	2,672
General Electric (5)	Atlanta, GA	General Electric Company	11/5/2013	61,000	265,100	(4)	—	16,050	—	2025	4,325
Community Insurance	Mason, OH	Community Insurance Company	11/5/2013	23,500	223,500	(4)	—	14,796	—	2019	2,419
Anthem	Mason, OH	Anthem Prescription Management	11/5/2013	9,500	78,200	(4)	—	5,818	—	2019	939
JPMorgan Chase	Westerville, OH	JPMorgan Chase	11/5/2013	44,500	388,700	(4)	—	21,065	—	2025	3,209
IBM	Dublin, OH	IBM	11/5/2013	37,300	322,700	(4)	—	18,708	—	2020	4,179
Aetna	Arlington, TX	Aetna Life Insurance Company	11/5/2013	16,000	139,400	(4)	—	9,003	—	2020	1,433
CHRISTUS Health	Irving, TX	CHRISTUS Health	11/5/2013	46,350	253,300	(4)	—	23,573	—	2024	3,343
Roush Industries	Allen Park, MI	Roush Industries	11/5/2013	12,250	169,200	(4)	—	5,517	—	2015	1,128
Eagle Rock Executive Office Center	East Hanover, NJ	GfK Holding, Inc.	11/5/2013	6,500	177,800	(4)	—	13,542	—	2024	N/A
College Park Plaza	Indianapolis, IN	Republic Airways Holdings	11/5/2013	7,400	179,500	(4)	—	13,517	—	2015	26
Wells Fargo	Milwaukee, WI	Wells Fargo Bank, N.A.	11/5/2013	26,000	229,600	(4)	—	11,686	—	2019	2,184
One Century Place	Nashville, TN	Willis North America	11/5/2013	70,000	538,800	(4)	—	7,122	—	2026	6,086

Shire Pharmaceuticals	Wayne, PA	Shire Pharmaceuticals, Inc.	11/5/2013	21,500	114,100	(4)	—	6,571	—	2017	2,309
Comcast (Northpointe Corporate Center I)	Lynwood, WA	Comcast Corporation	11/5/2013	19,825	87,400	(4)	—	36,990	—	2017	1,794
Northpointe Corporate Center II (6)	Lynwood, WA	Vacant	11/5/2013	7,175	69,000	(4)	—	3,812	—	N/A	462
United HealthCare	St. Louis, MO	United HealthCare Services	11/5/2013	28,000	188,500	(4)	—	10,533	—	2018	2,810
Farmers (5)	Kansas City, KS	Farmers Insurance Exchange	12/27/2013	19,100	102,000	573	—	—	—	2024	1,454
				$851,290	5,639,000	$9,893	$198,000	$282,000	$33,815		$68,657

(1)
The Advisor is entitled to receive acquisition fees equal to 2.5% and acquisition expense reimbursement of up to 0.5% of the contract purchase price for each property acquired. The total is included in acquisition fees and expenses to affiliates on the consolidated statements of operations.

(2)
Represents borrowings from the KeyBank Credit Facility, a bridge loan and facility with KeyBank ("KeyBank Bridge Loan"), and the KeyBank Term Loan. The remaining purchase price was funded with net proceeds raised in the Public Offerings and the proceeds received from the issuance of preferred units discussed in Note 6, Equity.

(3)
Net rent is based on (1) the contractual rental payments assuming the lease requires the tenant to reimburse the Company for certain operating expenses; or (2) contractual rental payments less certain operating expenses that are the responsibility of the Company for the 12-month period subsequent to December 31, 2014 and includes assumptions that may not be indicative of the actual future performance of a property, including the assumption that the tenant will perform its obligations under its lease agreement during the next 12 months. Total base rental income received for the Verizon, Fox Head, Investment Grade Portfolio, and Farmers properties for the year ended December 31, 2013 was$1.4 million, $0.4 million, $9.6 million, and $0.02 million, based on an acquisition date of October 3, 2013, October 29, 2013, November 5, 2013, and December 27, 2013, respectively.

(4)
Represents a property comprising the Investment Grade Portfolio. In conjunction with the acquisition on November 5, 2013 thereof, the Advisor received acquisition fees equal to 2.5% of the contract purchase price of $521.5 million and actual expense reimbursements of $1.9 million, which was due to the Advisor as of December 31, 2013 and paid on January 10, 2014.

(5)
In connection with the acquisition of the Farmers and General Electric properties, the Company was assigned and assumed a leasehold estate and the rights to a payment in lieu of taxes agreement (the "PILOT Program") with the municipalities which own the underlying leased fee estate and subsequently leased the ground to the Company. The ground lease arrangements were put in place to provide real estate tax abatements, which is facilitated through the issuance of a municipal bond. Payments on the bonds, which are owned by the Company as lessee, are funded solely from the payments on the ground leases. The bonds can only be transferred to any successor to the Company, or any affiliate, as a lessee under the lease, including but not limited to any purchaser of the Company's leasehold interest. Upon termination of the lease, the Company has the obligation to purchase the land for a nominal amount. The bonds, ground lease obligations and purchase options were measured at fair value at acquisition in accordance with ASC 805 and, due to their inseparability, are presented as a component of land on the accompanying consolidated balance sheets.

(6)	The net rent shown represents a 10-year lease with Intermec Technologies Corporation, which commences on January 1, 2015.

Summary of purchase price allocation
The following summarizes the purchase price allocation of the 2013 acquisitions.

Property	Land	Building and improvements	Tenant origination and absorption cost	In-place lease valuation - above/(below) market	Total
Comcast	$3,146	$14,171	$8,656	$627	$26,600	(1)
Boeing	3,000	5,291	3,709	—	$12,000
Schlumberger	2,800	39,921	7,831	(1,802)	$48,750
UTC	1,330	28,427	9,431	—	$39,188
Avnet	1,860	28,908	2,573	(879)	$32,462
Cigna	8,600	38,070	10,032	(2,202)	$54,500
Nokia	7,697	18,114	3,729	—	$29,540
Verizon	5,300	24,933	11,835	(2,068)	$40,000
Fox Head	3,672	17,878	5,352	348	$27,250
Coca-Cola Refreshments	5,000	42,845	7,381	1,474	$56,700
Atlanta Wildwood	4,189	17,071	6,342	(1,467)	$26,135	(2)
General Electric	5,050	43,557	7,840	4,553	$61,000
Community Insurance	1,177	20,016	2,307	—	$23,500
Anthem	850	7,200	1,692	(242)	$9,500
JPMorgan Chase	5,500	29,583	9,417	—	$44,500
IBM	4,750	24,530	8,239	(219)	$37,300
Aetna	3,000	8,879	3,451	670	$16,000
CHRISTUS Health	1,950	31,236	15,686	(2,522)	$46,350
Roush Industries	875	9,579	1,796	—	$12,250
Eagle Rock Executive Office Center	1,366	4,123	896	115	$6,500
College Park Plaza	737	5,266	1,397	—	$7,400
Wells Fargo	3,100	16,850	9,498	(3,448)	$26,000
One Century Place	8,025	41,159	20,003	813	$70,000
Shire Pharmaceuticals	2,925	13,490	5,445	(360)	$21,500
Comcast (Northpointe Corporate Center I)	2,292	14,485	2,445	603	$19,825
Northpointe Corporate Center II	1,109	6,066	—	—	$7,175
United HealthCare	2,920	18,431	5,079	1,570	$28,000
Farmers	2,750	10,985	6,121	(756)	$19,100
Total	$94,970	$581,064	$178,183	$(5,192)	$849,025

(1)	Amount represents the purchase price of $27.0 million, net of a $0.4 million credit from the seller for deferred maintenance costs, which reduced building and improvements.

(2)	Amount represents the purchase price of $28.0 million, net of a $1.9 million tenant improvement reimbursement received from the tenant, which reduced building and improvements.
The following summarizes the purchase price allocation of the 2012 acquisitions.

Property	Land	Building and improvements	Tenant origination and absorption cost	In-place lease valuation - above/(below) market	Debt premium	Total
AT&T	$6,770	$26,357	$6,063	$810	$—	$40,000
Westinghouse	2,650	22,025	7,071	4,454	—	$36,200
TransDigm	3,773	7,707	1,323	408	(211)	$13,000
Travelers	2,600	9,063	4,437	—	—	$16,100
Zeller Plastik	2,674	10,999	2,230	(303)	—	$15,600
Northrop	1,300	11,445	4,743	(488)	—	$17,000
Health Net	4,182	10,007	8,065	396	—	$22,650
Total	$23,949	$97,603	$33,932	$5,277	$(211)	$160,550
During the year ended December 31, 2012, the Company acquired seven properties from unaffiliated parties, with the exception of the Northrop property, which was acquired from an affiliated entity. The aggregate purchase price of the acquisitions was $160.6 million as shown below.

Property	Location	Tenant	Acquisition Date	Purchase Price	Square Feet	Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	Mortgage Loan Payable (2)	KeyBank Credit Facility (3)	Other Debt Financing (3)	Year of Lease Expiration	2015 Annualized Net Rent (4) (unaudited)
AT&T	Redmond, WA	AT&T Services, Inc.	1/31/2012	$40,000	155,800	$1,200	$—	$22,000	$12,400	2019	$3,259
Westinghouse	Cranberry Township, PA	Westinghouse Electric Company, LLC	3/22/2012	36,200	118,000	1,086	—	27,095	9,000	2025	2,887
TransDigm	Whippany, NJ	Whippany Actuation Systems, LLC	5/31/2012	13,000	114,300	390	6,908	—	5,971	2018	1,160
Travelers	Greenwood Village (Denver), CO	The Travelers Indemnity Company	6/29/2012	16,100	131,000	483	—	9,660	6,200	2024	1,389
Zeller Plastik	Libertyville, IL	Zeller Plastik USA, Inc.	11/8/2012	15,600	193,700	468	—	9,360	—	2022	1,316
Northrop	Beavercreek (Dayton), OH	Northrop Grumman Systems, Corp.	11/13/2012	17,000	99,200	510	—	10,200	—	2019	1,510
Health Net	Rancho Cordova, CA	Health Net of California, Inc.	12/18/2012	22,650	145,900	680	—	13,590	2,000	2022	2,208
				$160,550	957,900	$4,817	$6,908	$91,905	$35,571		$13,729

(1)
The Advisor is entitled to receive acquisition fees equal to 2.5% and acquisition expense reimbursement of up to 0.5% of the contract purchase price for each property acquired. The total is included in acquisition fees and expenses to affiliates on the consolidated statements of operations.

(2)	Represents the balance of the mortgage loan payable assumed at the time of acquisition.

(3)
Represents borrowings from the KeyBank Credit Facility, along with a mezzanine loan and bridge loan and facility with KeyBank. The remaining purchase price was funded with net proceeds raised in the Initial Public Offering.

(4)
Net rent is based on (1) the contractual rental payments assuming the lease requires the tenant to reimburse the Company for certain operating expenses; or (2) contractual rental payments less certain operating expenses that are the responsibility of the Company for the 12-month period subsequent to December 31, 2014 and includes assumptions that may not be indicative of the actual future performance of a property, including the assumption that the tenant will perform its obligations under its lease agreement during the next 12 months.

The following summarizes the purchase price allocation of the 2014 acquisitions.

Property	Land	Building and improvements	Tenant origination and absorption cost	In-place lease valuation - above/(below) market	Ground leasehold interests - below market	Debt premium	Total
Caterpillar	$6,000	$37,904	$8,607	$4,489	$—	$—	$57,000
DigitalGlobe	8,600	52,145	31,255	—	—	—	$92,000
Waste Management (1)	—	11,757	4,758	4,056	2,254	—	$22,825
BT Infonet	9,800	34,244	7,239	1,386	—	—	$52,669
Wyndham Worldwide	6,200	76,333	14,819	(752)	—	—	$96,600
Ace Hardware	6,900	27,437	6,508	(2,045)	—	(1,800)	$37,000
Equifax I	1,850	7,971	4,738	(359)	—	—	$14,200
American Express	15,000	32,096	13,796	(9,892)	—	—	$51,000
SoftBank	22,789	53,945	15,005	(1,639)	—	—	$90,100
Vanguard	2,230	23,685	7,376	(91)	—	—	$33,200
Parallon	1,000	12,729	4,043	(537)	—	—	$17,235
TW Telecom	11,097	26,096	9,722	(3,915)	—	—	$43,000
Equifax II	2,200	8,654	4,102	(1,040)	—	—	$13,916
Mason I	4,776	18,489	—	—	—	—	$23,265
Wells Fargo	2,150	32,816	7,990	(1,470)	—	—	$41,486
Total property acquisitions	$100,592	$456,301	$139,958	$(11,809)	$2,254	$(1,800)	$685,496
Restoration Hardware (2)	15,185	34,739	375	—	—	—	$50,299
Total	$115,777	$491,040	$140,333	$(11,809)	$2,254	$(1,800)	$735,795

(1)
The land associated with the property is subject to a ground lease with the State of Arizona expiring on December 31, 2095. The ground lease was considered below market, thus, an in-place ground lease valuation was recorded as an asset on the acquisition date.

(2)
Represents the purchase of land and the development costs for the Restoration Hardware distribution facility, included in construction-in-progress, as of December 31, 2014 and discussed in Note 4, Investments.

Schedule of pro forma financial information
The pro forma operating information includes certain nonrecurring adjustments, such as acquisition fees and expenses incurred as a result of the assets acquired in the acquisitions:

	Year Ended December 31,
	2014	2013
Revenue	$226,681	$138,186
Net income (loss)	$29,343	$(28,042)
Net income (loss) attributable to noncontrolling interests	$391	$(4,586)
Distributions to redeemable noncontrolling interests attributable to common stockholders	$(355)	$(318)
Net income (loss) attributable to common stockholders (1)	$10,368	$(26,742)
Net income (loss) attributable to common stockholders per share, basic and diluted	$0.09	$(1.05)

(1)	Amount is net of net income (loss) attributable to noncontrolling interests and distributions to redeemable noncontrolling interests attributable to common stockholders.

Schedule of future minimum net rent payments
The future minimum contractual rent payments pursuant to the lease terms, with lease expirations ranging from 2015 to 2030, are shown in the table below:

2015	$163,671
2016	168,714
2017	169,469
2018	161,590
2019	144,092
Thereafter	610,435
Total	$1,417,971

Schedule of percentage of annualized gross base rent received by the Company by state
The percentage of annualized net rent for the 12-month period subsequent to December 31, 2014, by state, based on the respective in-place leases, is as follows:

State	Annualized Net Rent (unaudited)	Number of Properties	Percentage of Annualized Net Rent
California	$19,419	6	13.4%
Illinois	15,001	6	10.4
Colorado	14,212	5	9.8
Ohio	13,829	6	9.6
Arizona	12,191	4	8.4
Georgia	11,811	3	8.2
New Jersey	10,961	3	7.6
Texas	7,849	3	5.4
North Carolina	7,733	3	5.3
All others (1)	31,721	17	21.9
Total	$144,727	56	100.0%

(1)	All others account for less than 5% of total annualized net rent on an individual basis.

Schedule of percentage of annualized gross base rent received by the Company by industry
The percentage of annualized net rent for the 12-month period subsequent to December 31, 2014, by industry, based on the respective in-place leases, is as follows:

Industry (1)	Annualized Net Rent (unaudited)	Number of Lessees	Percentage of Annualized Net Rent
Manufacturing	$38,887	17	26.9%
Finance & Insurance	36,228	25	25.0
Information (2)	19,709	6	13.6
Professional, Scientific and Technical Services (3)	11,874	5	8.2
Wholesale Trade (4)	9,548	4	6.6
All others (5)	28,481	17	19.7
Total	$144,727	74	100.0%

(1)	Industry classification based on the 2012 North American Industry Classification System.

(2)	Includes Telecommunications.

(3)	Includes, but is not limited to: Scientific Research and Development Services; Architectural, Engineering, and Related Services; and Legal Services.

(4)
Includes, but is not limited to: Merchant Wholesalers: Machinery, Equipment, and Supplies; Professional and Commercial Equipment and Supplies; Household Appliances and Electrical and Electronic Goods; Paper and Paper Product; and Apparel, Piece Goods, and Notions.

(5)	All others account for less than 5% of total annualized net rent on an individual basis.

Schedule of tenant lease expirations
The tenant lease expirations by year based on annualized net rent for the 12-month period subsequent to December 31, 2014 are as follows:

Year of Lease Expiration	Annualized Net Rent (unaudited)	Number of Lessees	Square Feet	Percentage of Annualized Net Rent
2015	$89	1	12,800	0.1%
2016	1,091	4	109,500	0.7%
2017	5,189	4	276,700	3.6%
2018	17,828	9	2,248,070	12.3%
2019	16,757	9	1,289,700	11.6%
2020	16,920	9	1,362,100	11.7%
2021	9,170	4	921,500	6.3%
2022	11,710	5	1,014,100	8.1%
2023	8,402	5	597,050	5.8%
2024	19,224	10	1,501,600	13.3%
2025	19,883	8	1,479,700	13.7%
2026	3,861	3	578,900	2.7%
2027	1,898	1	81,600	1.3%
2029	6,362	1	249,400	4.4%
2030	6,343	1	430,000	4.4%
Vacant	—	—	700,200	—%
Total	$144,727	74	12,852,920	100.0%

Balance Sheet Components of Real Estate Property Available for Sale [Table Text Block]
The following summary presents the major components of assets and liabilities related to the real estate held for sale as of December 31, 2014 and 2013:

	Balance as of December 31, 2014	Balance as of December 31, 2013
Land	$737	$737
Building	5,266	5,266
Tenant origination and absorption cost	1,397	1,397
Construction in Progress	84	—
Leasing Costs, net	1,003	—
Deferred Rent	565	2
Other Assets	2	38
Accumulated Depreciation	(1,050)	(283)
Deferred Financing Costs, net	—	64
Total Assets	$8,004	$7,221

KeyBank Term Loan	$—	$6,570
Accounts Payable and Other Liabilities	107	344
Due to Affiliates	6	11
Total Liabilities	$113	$6,925

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following is a summary of the loss included in our income from continuing operations for the years ended December 31, 2014 and 2013, from assets classified as held for sale subsequent to the Company's adoption of the new ASU:

	Year Ended December 31,
	2014	2013
Total revenues	$2,537	$527
Operating expenses	(1,693)	(464)
Total revenues less operating expenses from assets classified as "held for sale," not qualifying as discontinued operations	844	63
Depreciation and amortization expense	(779)	(283)
Interest expense	(107)	(25)
Loss from assets classified as "held for sale," not qualifying as discontinued operations	$(42)	$(245)

Schedule of in-place lease valuation
The discount rate used to compute the present value of the intangible assets for the Westinghouse property was adjusted to consider the potential risk that the tenant would exercise the termination option pursuant to the lease.

	Balance December 31, 2014	Balance December 31, 2013
In-place lease valuation (above market)	$27,102	$18,681
In-place lease valuation (above market) - accumulated amortization	(4,986)	(1,971)
In-place lease valuation (above market), net	22,116	16,710
Ground leasehold interest (below market)	2,254	—
Ground leasehold interest (below market) - accumulated amortization	(26)	—
Ground leasehold interest (below market), net	2,228	—
Intangible assets, net	$24,344	$16,710
In-place lease valuation (below market)	$(48,448)	$(26,708)
In-place lease valuation (below market) - accumulated amortization	8,054	3,157
In-place lease valuation (below market), net	$(40,394)	$(23,551)
Tenant origination and absorption cost	$379,419	$245,119
Tenant origination and absorption cost - accumulated amortization	(61,999)	(22,671)
Tenant origination and absorption cost, net	$317,420	$222,448

Schedule of amortization expense
The amortization of the intangible assets and other leasing costs for the respective periods is as follows:

	Amortization (income) expense for the year ended December 31,
	2014	2013	2012
In-place lease valuation	$(468)	$(546)	$(301)
Tenant origination and absorption cost	$45,044	$14,098	$4,791
Ground leasehold amortization (below market)	$26	$—	$—
Other leasing costs amortization	$143	$—	$—

Schedule of restricted cash
Additionally, an ongoing replacement reserve is funded by certain tenants pursuant to each tenant’s respective lease as follows:

	Balance December 31, 2013	Additions	Deductions	Balance December 31, 2014
Rent abatement reserves (1)	$4,334	$—	$(4,334)	$—
Tenant improvement reserves (2)	18,723	27,725	(8,068)	38,380
Midland Mortgage Loan repairs reserves (3)	453	—	—	453
Real estate tax reserve (Emporia Partners and TW Telecom) (4)	41	1,033	—	1,074
Property insurance reserve (Emporia Partners) (4)	204	47	—	251
Restricted deposits (5)	10	10	—	20
Midland Mortgage Loan restricted lockbox (6)	1,696	2,023	(1,696)	2,023
	$25,461	$30,838	$(14,098)	$42,201

(1)
Represents a rent abatement escrow funded by the seller for the free base rent period as specified per the terms of the lease. Deductions represent earned rent during the period for the certain properties.

(2)
Additions represent tenant improvement reserves either funded by the seller or the Company and held by the lender or in escrow for acquisitions made in the current period. The most significant of these reserves is $20.3 million, net of utilizations, and $4.6 million for the DigitalGlobe tenant improvements and tenant improvements for a new lease executed at an existing property, respectively. Deductions represent tenant improvement reimbursements made to certain tenants during the current period.

(3)
Represents a deferred maintenance reserve funded by the Company as part of the refinancing that occurred on February 28, 2013 whereby certain properties became collateral for the Midland Mortgage Loan, as discussed in Note 5, Debt.

(4)	Additions represent monthly funding of real estate taxes and insurance by the tenant during the current period.

(5)	Additions represents a required impressed balance in the lender-controlled account for the Ace Hardware and TW Telecom properties which were acquired during the current period.

(6)
As part of the terms of the Midland Mortgage Loan, as discussed in Note 5, Debt, rent collections from the eight properties which serve as collateral thereunder are received in a designated cash collateral account which is controlled by the lender until the designated payment date, as defined in the loan agreement, and the excess cash is transferred to the operating account.